Document And Entity Information	Mar. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2022
Entity Registrant Name	Mirum Pharmaceuticals, Inc.
Entity Central Index Key	0001759425
Entity Emerging Growth Company	true
Entity File Number	001-38981
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1281555
Entity Address, Address Line One	950 Tower Lane
Entity Address, Address Line Two	Suite 1050
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	667-4085
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MIRM
Security Exchange Name	NASDAQ